Current financial assets and Cash and cash equivalents - Summary of Main Inputs for the Valuation (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Entity estimated fair value	$ 110.9
Date
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	December 31, 2022
Scenario
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	Conversion at maturity on June 30, 2023 (90%)Conversion upon IPO before April 30, 2023(10%)
Risk free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	Reuters USD 3 months curves
Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	73.6% (common shares)
Default probability
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.95
Recovery rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0